Transactions with Related Parties - Additional Information (Detail) $ in Millions	9 Months Ended		12 Months Ended
	Oct. 31, 2015 USD ($) Lease	Nov. 01, 2014 USD ($)	Jan. 31, 2015 USD ($) Lease
Operating Leases From Related Party [Member]
Related Party Transaction [Line Items]
Number of non-cancelable operating leases with related parties | Lease	5		5
Rent payments to related parties	$ 0.9	$ 0.9	$ 1.2
Use of Airplane [Member]
Related Party Transaction [Line Items]
Payment to related party	$ 0.1	$ 0.1